February 2, 2004

Filing Desk
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:	Dreyfus Premier Stock Funds (the “Fund”)
- Dreyfus Premier International Small Cap Fund
- Dreyfus Premier International Equity Fund
- Dreyfus Premier Small Cap Equity Fund
1940 Act File No. 811-21236, 1933 Act File No. 333-100610

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and the combined Statement of Additional Information for the above-referenced Fund do not differ from those contained in the most recent amendment to the Fund’s Registration Statement, electronically filed with the Securities and Exchange Commission on January 28, 2004, pursuant to Rule 485(b).

Very truly yours,

/s/ Joseph M. Chioffi
Joseph M. Chioffi
Assistant General Counsel

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